Annual Total Returns (Vanguard Target Retirement 2010 Fund - Investor Shares Participant) (Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2010 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Annual Total Return
2014	5.93%
2013	9.10%
2012	10.12%
2011	3.37%
2010	11.43%
2009	19.32%
2008	(20.67%)
2007	7.70%